Consolidated Statements of Comprehensive Earnings (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Statement Of Income And Comprehensive Income [Abstract]
Consolidated Net Earnings	$ 154,294	$ 119,432	$ 85,527
Defined benefit pension and postretirement plans:
Net (loss) gain arising during period, net of tax of $(39,752), $36,294 and $(19,724), respectively	(62,767)	55,472	(30,147)
Amortization of prior service credit, net of tax of $(1,108), $(1,111) and $(1,103), respectively	(1,702)	(1,696)	(1,686)
Amortization of actuarial loss, net of tax of $1,490, $6,211 and $4,799, respectively	2,289	9,493	7,335
Amount recognized in net periodic pension cost due to settlement, net of tax of $289 and $308 in 2013 and 2012, respectively		440	471
Other Comprehensive (Income) Loss, Pension and Other Postretirement Benefit Plans, Adjustment, Net of Tax	(62,180)	63,709	(24,027)
Foreign currency translation (loss) gain	(624)	(2,255)	1,081
Amortization of terminated value of forward starting interest rate swap agreements into interest expense, net of tax of $470, $438 and $409, respectively	718	670	625
Other Comprehensive Income (Loss), Net of Tax	(62,086)	62,124	(22,321)
Consolidated comprehensive earnings	92,208	181,556	63,206
Less: Comprehensive (loss) earnings attributable to noncontrolling interests	(1,348)	(1,836)	1,011
Comprehensive Earnings Attributable to Martin Marietta	$ 93,556	$ 183,392	$ 62,195